                                ING EQUITY TRUST
   ING PRINCIPAL PROTECTION FUND (JULY 3, 2001, AS SUPPLEMENTED MARCH 1, 2002) ING PRINCIPAL PROTECTION FUND II (JULY 3, 2001, AS SUPPLEMENTED MARCH 1, 2002) ING PRINCIPAL PROTECTION FUND III (JULY 3, 2001, AS SUPPLEMENTED MARCH 1, 2002)
                 ING PRINCIPAL PROTECTION FUND IV (JUNE 7, 2002)
               ING PRINCIPAL PROTECTION FUND V (OCTOBER 11, 2002)
               ING PRINCIPAL PROTECTION FUND VI (JANUARY 10, 2003)

                        Supplement dated January 8, 2004
                      To the ING Principal Protection Funds
                   Statements of Additional Information (SAI)
                   (Dates which are indicated in parenthesis)

ING PRINCIPAL PROTECTION FUND, ING PRINCIPAL PROTECTION FUND II AND ING PRINCIPAL PROTECTION FUND III

Effective January 2, 2004, the eighth paragraph of the section entitled "Sub-Adviser Agreement" on page 37 of the SAI is deleted in its entirety and replaced with the following:

         For its services, Aeltus is entitled to receive a sub-advisory fee from each Fund as set forth below. The sub-advisory fee is expressed as an annual rate based on the average daily net assets of each fund.

             Offering Phase                        0.1125%
             Guarantee Period                      0.3600%
             Index Plus LargeCap Period            0.2700%

ING PRINCIPAL PROTECTION FUND IV

Effective January 2, 2004, the eighth paragraph of the section entitled "Sub-Adviser Agreement" on page 35 of the SAI is deleted in its entirety and replaced with the following:

         For its services, Aeltus is entitled to receive a sub-advisory fee from the Fund as set forth below. The sub-advisory fee is expressed as an annual rate based on the average daily net assets of each fund.

             Offering Phase                        0.1125%
             Guarantee Period                      0.3600%
             Index Plus LargeCap Period            0.2700%

ING PRINCIPAL PROTECTION FUND V

Effective January 2, 2004, the eighth paragraph of the section entitled "Sub-Adviser Agreement" on page 35 of the SAI is deleted in its entirety and replaced with the following:

         For its services, Aeltus is entitled to receive a sub-advisory fee from the Fund as set forth below. The sub-advisory fee is expressed as an annual rate based on the average daily net assets of each fund.

             Offering Phase                        0.1125%
             Guarantee Period                      0.3600%
             Index Plus LargeCap Period            0.2700%

ING PRINCIPAL PROTECTION FUND VI

Effective January 2, 2004, the seventh paragraph of the section entitled "Sub-Adviser Agreement" on page 33 of the SAI is deleted in its entirety and replaced with the following:

         For its services, Aeltus is entitled to receive a sub-advisory fee from the Fund as set forth below. The sub-advisory fee is expressed as an annual rate based on the average daily net assets of each fund.

             Offering Phase                        0.1125%
             Guarantee Period                      0.3600%
             Index Plus LargeCap Period            0.2700%










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